Post-retirement benefits - Summary of fair value of plan assets (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	100.00%	100.00%
Equities [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	32.40%	36.80%
Quoted [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	28.60%	32.50%
Private [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	3.80%	4.30%
Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	53.20%	47.90%
Government fixed income bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	14.30%	11.30%
Government inflation- linked bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	13.10%	12.00%
Corporate and other publicly quoted bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	23.50%	22.30%
Private bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	2.30%	2.30%
Property [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	11.20%	11.00%
Quoted property funds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	5.80%	5.80%
Unquoted property funds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	5.40%	5.20%
Qualifying Insurance policies [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	0.20%	0.60%
Cash & other [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	3.00%	3.70%